Repurchase of Shares (Details) - USD ($)		12 Months Ended
	Nov. 14, 2023	Dec. 31, 2023
Repurchase of Shares
Repurchase of shares	$ 2,000,000	$ 60,930
Repurchase of shares (in shares)		52,334